INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 103,665
Additions	3,417
Right-of-use assets	4,200	$ 4,200
Dispositions	(1,728)
BSREP IV Deconsolidation, Investment Property [Member]	(3,609)
Fair value changes	(80)
Foreign currency translation and other	3,048
Fair value, end of period1	90,910
Additional Class C Shares Issued [Member]
Repurchases (in shares)	$ (13,803)